Balance Sheet Impact of Net Unrealized Gains on Securities - Components of the net unrealized gain on securities included in AOCI (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities [Abstract]
Fixed maturities, Available for sale, Amortized Cost	$ 27,310	$ 24,903
Equity securities, Available for sale, Amortized Cost	447	489
Fixed maturities, Available for sale, Fair Value	28,020	25,486
Equity securities, Available for sale, Fair Value	495	486
Deferred policy acquisition costs	997	954	$ 580	$ 748
Annuity benefits accumulated	(29,907)	(26,622)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	420	294
Deferred tax on unrealized gain	(147)	(103)
Net unrealized gain, after tax (included in AOCI)	273	191
Fixed maturities
Available-for-sale Securities [Abstract]
Fixed maturities, Available for sale, Amortized Cost	27,310	24,903
Fixed maturities, Available for sale, Fair Value	28,020	25,486
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	710	583
Equity securities
Available-for-sale Securities [Abstract]
Equity securities, Available for sale, Amortized Cost	447	489
Equity securities, Available for sale, Fair Value	495	486
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	48	(3)
Deferred policy acquisition costs
Available-for-sale Securities [Abstract]
Deferred policy acquisition costs	997	954
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	(273)	(233)
Annuity benefits accumulated
Available-for-sale Securities [Abstract]
Annuity benefits accumulated	(29,907)	(26,622)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	(78)	(64)
Unearned revenue (included in other liabilities)
Available-for-sale Securities [Abstract]
Unearned revenue (included in other liabilities)	(23)	(31)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	13	11
Excluding Unrealized Gains
Available-for-sale Securities [Abstract]
Deferred policy acquisition costs	1,262	1,188	$ 1,105	$ 1,084
Excluding Unrealized Gains | Fixed maturities
Available-for-sale Securities [Abstract]
Fixed maturities, Available for sale, Amortized Cost	27,310	24,903
Excluding Unrealized Gains | Equity securities
Available-for-sale Securities [Abstract]
Equity securities, Available for sale, Amortized Cost	447	489
Excluding Unrealized Gains | Deferred policy acquisition costs
Available-for-sale Securities [Abstract]
Deferred policy acquisition costs	1,270	1,187
Excluding Unrealized Gains | Annuity benefits accumulated
Available-for-sale Securities [Abstract]
Annuity benefits accumulated	(29,829)	(26,558)
Excluding Unrealized Gains | Unearned revenue (included in other liabilities)
Available-for-sale Securities [Abstract]
Unearned revenue (included in other liabilities)	$ (36)	$ (42)